LIQUIDITY RISKS AND UNCERTAINTIES AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
LIQUIDITY RISKS AND UNCERTAINTIES
LIQUIDITY RISKS AND UNCERTAINTIES

NOTE 2 - LIQUIDITY RISKS AND UNCERTAINTIES AND GOING CONCERN

The Company has incurred net losses every year since inception and had an accumulated deficit of approximately $28.1 million at December 31, 2021. The Company funded its operations through the issuance of the 2020 Notes (as defined below) and the Bridge Financing (as defined below) prior to the Merger and the Primary Financing completed on October 28, 2021, whereby the Company received funding of approximately $12 million ($10.1 million after offering costs) at the closing of the Merger. Further, the Company expects to receive additional funding through the mandatory exercise provision of the Series C Warrant issued to the Investor in March 2022 which would result in proceeds of approximately $9.5 million. In the event the requirements of the mandatory exercise provision of such warrant are not met (see Note 5), the Company has a written commitment from the Investor to provide funding equal to the $9.5 million expected upon exercise of the Series C Warrant, at prevailing market rates.   As such, the Company believes that it has sufficient resources to affect its business plan for at least one year from the issuance of these consolidated financial statements. The Company is also in the process of negotiating a line of credit with a bank which has not yet been closed as of the financial statement filing date and is likely to be conditional on additional equity funding which could be satisfied by the aforementioned Investor funding, as well as the achievement of clinical development milestones.

Additional financing will be required to complete the research and development of the Company’s therapeutic targets and its other operating requirements, which may not be available at acceptable terms, if at all. If the Company is unable to obtain the additional funding when it becomes necessary, the development of its product candidates will be impacted and the Company would likely be forced to delay, reduce, or terminate some or all of its development programs, all of which could have a material adverse effect on the Company’s business, results of operations and financial condition.